EVENTS SUBSEQUENT TO DECEMBER 31, 2023 (Details)			12 Months Ended
	Apr. 03, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 21, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares shares	Nov. 29, 2023 $ / shares shares	Jul. 25, 2023 $ / shares shares
Disclosure of non-adjusting events after reporting period
Number of shares issued				12,163					1,301,923
Exercise price of warrants | $ / shares									$ 59.20
Proceeds from issuance | $	$ 1,250,000		$ 13,959,000	$ 23,806,000	$ 78,536,000
Offering expenses | $	$ 100,000
Number of shares authorised						400,000,000		200,000,000
Ordinary shares.
Disclosure of non-adjusting events after reporting period
Number of shares authorised				1,594,000,000		39,994,000,000	19,994,000,000	19,994,000,000
Par value per share | (per share)						$ 0.01	₪ 0.01	$ 0.01
Preferred shares
Disclosure of non-adjusting events after reporting period
Number of shares authorised						6,000,000		6,000,000
Par value per share | $ / shares						$ 0.01		$ 0.01
ADS
Disclosure of non-adjusting events after reporting period
Number of shares issued		10,000,000
Exercise price of warrants | $ / shares		$ 1.00
Warrants term		5 years
Proceeds from issuance | $		$ 8,000,000
Offering expenses | $		$ 900,000
Registered Direct Offering | Warrants.
Disclosure of non-adjusting events after reporting period
Exercise price of warrants | $ / shares	$ 0.75
Warrants term	5 years
Class of warrant or right, number of securities called by warrants or rights	2,144,487
Registered Direct Offering | ADS
Disclosure of non-adjusting events after reporting period
Number of shares issued	2,144,487	10,000,000
Share price | $ / shares	$ 0.58289	$ 0.80
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period
Class of warrant or right, number of securities called by warrants or rights		600,000